UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2008 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.0%

                                                            SHARES      VALUE
                                                           -------   -----------
CONSUMER DISCRETIONARY - 7.9%
   Johnson Controls                                         11,900   $   358,904
   Lowe's                                                   16,500       335,280
   Target                                                    7,550       341,487
   Walt Disney                                              13,900       421,865
                                                                     -----------
                                                                       1,457,536
                                                                     -----------
CONSUMER STAPLES - 16.8%
   Coca-Cola                                                 5,775       297,413
   Colgate-Palmolive                                         5,025       373,207
   CVS Caremark                                             15,375       561,187
   PepsiCo                                                   8,475       564,096
   Procter & Gamble                                         11,275       738,287
   Wal-Mart Stores                                           9,600       562,752
                                                                     -----------
                                                                       3,096,942
                                                                     -----------
ENERGY - 2.0%
   Exxon Mobil                                               4,675       376,010
                                                                     -----------
FINANCIAL SERVICES - 15.5%
   Aflac                                                    11,250       625,612
   American Express                                          9,350       347,072
   American International Group                             23,025       599,801
   Prudential Financial                                      6,850       472,445
   Wells Fargo                                              26,400       799,128
                                                                     -----------
                                                                       2,844,058
                                                                     -----------
HEALTH CARE - 22.2%
   Abbott Laboratories                                      10,900       614,106
   Becton Dickinson                                          7,750       658,052
   Johnson & Johnson                                        12,550       859,299
   Medtronic                                                18,400       972,072
   Novartis ADR                                             16,325       968,889
                                                                     -----------
                                                                       4,072,418
                                                                     -----------
INDUSTRIAL - 12.3%
   3M                                                        5,175       364,268

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2008 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES      VALUE
                                                           -------   -----------
INDUSTRIAL - CONTINUED
   Eaton                                                     5,375   $   381,840
   General Electric                                         27,225       770,195
   United Technologies                                      11,675       746,967
                                                                     -----------
                                                                       2,263,270
                                                                     -----------
INFORMATION SERVICES - 17.3%
   Automatic Data Processing                                10,600       452,726
   Hewlett-Packard                                          16,575       742,560
   Intel                                                    49,700     1,102,843
   Microsoft                                                34,275       881,553
                                                                     -----------
                                                                       3,179,682
                                                                     -----------
TELECOMMUNICATION SERVICES - 3.0%
   AT&T                                                     18,050       556,120
                                                                     -----------
   TOTAL COMMON STOCK
         (Cost $17,727,178)                                           17,846,036
                                                                     -----------
CASH EQUIVALENT - 3.7%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 2.460% (A)
         (Cost $673,704)                                   673,704       673,704
                                                                     -----------
   TOTAL INVESTMENTS - 100.7%
         (Cost $18,400,882)+                                         $18,519,740
                                                                     ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $18,390,086.

(A)  THE RATE IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2008.

ADR AMERICAN DEPOSITARY RECEIPT

CL CLASS

+ AT JULY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $18,400,882, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,875,170 AND $(1,756,312), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008